Marketable Securities (Schedule of Held-To-Maturity Securities) (Details) - USD ($) $ in Thousands		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost basis		$ 32,807	[1]	$ 27,881	[1]	$ 24,764
Gross unrealized holding gains		81		10
Gross unrealized holding (losses)		(224)		(232)
Aggregate fair value	[2]	32,664		27,659
Accrued interest on securities		331		182
Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost basis	[1]	7,010		20,990
Gross unrealized holding gains		11		0
Gross unrealized holding (losses)		(35)		(171)
Aggregate fair value	[2]	6,986		20,819
Non Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost basis	[1]	25,797		6,891
Gross unrealized holding gains		70		10
Gross unrealized holding (losses)		(189)		(61)
Aggregate fair value	[2]	$ 25,678		$ 6,840

[1]	Including accrued interest in the amount of US$ 182 thousand and US$ 331 thousand as of December 31, 2024 and 2025, respectively.
[2]	Fair value is being determined using Level 2 inputs.